Goodwill and Internal Use Software and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Internal Use Software and Other Intangible Assets, Net
9. Goodwill and Internal Use Software and Other Intangible Assets, Net
In January 2023, the Company completed an acquisition of Goodholm Finance Ltd. (“Goodholm”), a regulated U.K. based mortgage lender and servicer, providing outsourced administration of mortgages, loans and collection portfolios. The Company paid a total cash consideration of $2.9 million for the acquisition. In connection with this acquisition, the Company recognized the following assets and liabilities:

(Amounts in thousands)	As of Acquisition Date
Cash and cash equivalents	$283
Property and equipment	20
Indefinite lived intangibles - Licenses	1,186
Goodwill	1,741
Other assets (1)	65
Accounts payable and accrued expenses (1)	(161)
Other liabilities (1)	(193)
Net assets acquired	$2,941
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(1)Carrying value approximates fair value given their short-term maturity periods
Intangible assets acquired consist of regulatory licenses. The acquisition was not material to the Company’s consolidated financial statements. Accordingly, pro forma results of this acquisition have not been presented. The Company finalized purchase accounting during the fourth quarter of 2023.
In April 2023, the Company completed the acquisition of a U.K.-based banking entity after obtaining regulatory approval from the financial control authorities in the U.K. The Company acquired Birmingham Bank Ltd. (“Birmingham”), a regulated bank, offering a range of financial products and services to consumers and small businesses. The acquisition will allow the Company to grow and expand operations in the U.K. by enabling the Company to improve the mortgage process for U.K. mortgage borrowers. The Company acquired 100% of the equity of Birmingham for a total consideration of $19.3 million, which consists of $15.9 million in cash and $3.4 million in deferred consideration in the form of an earn out which is included within other liabilities on the consolidated balance sheet at the acquisition date.
In connection with this acquisition, the Company recognized the following assets and liabilities:

(Amounts in thousands)	As of Acquisition Date
Cash and cash equivalents	$2,907
Accounts receivable (1)	60
Short-term investments	8,729
Other assets	7,530
Property and equipment	83
Finite lived intangibles	854
Indefinite lived intangibles - Licenses	31
Goodwill	12,300
Accounts payable and accrued expenses (1)	(248)
Customer deposits	(12,374)
Other liabilities (1)	(586)
Net assets acquired	$19,286
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(1)Carrying value approximates fair value given their short-term maturity periods
Intangible assets acquired consist of trade name, core deposits intangibles, and regulatory licenses. The acquisition was not material to the Company’s consolidated financial statements. Accordingly, pro forma results of this acquisition have not been presented. The Company finalized purchase accounting during the fourth quarter of 2023.
Changes in the carrying amount of goodwill, net consisted of the following:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Balance at beginning of period	$17,388	$18,674
Goodwill acquired—Goodholm & Birmingham	14,041	—
Measurement period adjustment	165	(375)
Effect of foreign currency exchange rate changes	796	(911)
Balance at end of period	$32,390	$17,388
No impairment of goodwill was recognized for the years ended December 31, 2023 and 2022.
Internal use software and other intangible assets, net consisted of the following:

	As of December 31, 2023
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$136,879	$(103,587)	$33,292
Intellectual property and other	5.7	1,008	(254)	$754
Total Intangible assets with finite lives, net		137,887	(103,841)	34,046
Intangible assets with indefinite lives
Domain name		1,820	—	$1,820
Licenses and other		2,260	—	$2,260
Total Internal use software and other intangible assets, net		$141,967	$(103,841)	$38,126

	As of December 31, 2022
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$123,734	$(67,319)	$56,415
Intellectual property and other	7.5	3,449	(838)	2,611
Total Intangible assets with finite lives, net		127,183	(68,157)	59,026
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		1,150	—	1,150
Total Internal use software and other intangible assets, net		$130,153	$(68,157)	$61,996
The Company capitalized $13.1 million and $27.6 million in internal use software and website development costs during the years ended December 31, 2023 and 2022, respectively. Included in capitalized internal use software and website development costs are $4.1 million and $4.1 million of stock-based compensation costs for the years ended December 31, 2023 and 2022, respectively. Amortization expense totaled $37.1 million and $35.7 million during the years ended December 31, 2023 and 2022, respectively. For the years ended December 31, 2023 and 2022, $2.3 million and $2.0 million impairment were recognized relating to intangible assets (see Note 5).
Amortization expense related to intangible assets as of December 31, 2023 is expected to be as follows:

(Amounts in thousands)	Total
2024	$24,570
2025	7,273
2026	1,956
2027	154
2028 and thereafter	93
Total	$34,046